Contingent Payment Obligations (Details) - Schedule of milestone payments are to be made upon achievements of certain conditions	Jun. 30, 2022 USD ($)
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$ 282,564
From entering phase 1 to before first commercial sale	22,276,410
First commercial sale	14,982,051
Net sales amount more than certain threshold in a year	70,769,231
Subtotal	108,310,256
Diagnostics technology: up to the conditions and milestones of
Before FDA approval	198,643
Total	$ 108,508,899